Debt - Summary of Redemption Prices Expressed as Percentage (Detail) - Senior Notes [Member]	12 Months Ended
Dec. 31, 2017
2017 [Member]
Debt Instrument Redemption [Line Items]
Redemption prices expressed as percentage	104.00%
2018 [Member]
Debt Instrument Redemption [Line Items]
Redemption prices expressed as percentage	102.00%
2019 and thereafter [Member]
Debt Instrument Redemption [Line Items]
Redemption prices expressed as percentage	100.00%